Employee benefits	12 Months Ended
Dec. 31, 2017
Employee benefits
Employee benefits

16.  Employee benefits

The components of net period cost recognized in the consolidated statement of operations and the obligations for seniority premium for the years ended December 31, 2017, 2016 and 2015, are as follows:

	2017		2016		2015
Analysis of net period cost:
Current service cost	Ps.	3,657	Ps.	2,421	Ps.	2,012
Interest cost on benefit obligation	1,000		701		537

Net period cost	Ps.	4,657	Ps.	3,122	Ps.	2,549

Changes in the defined benefit obligation are as follows:

	2017		2016		2015
Defined benefit obligation at January 1,	Ps.	13,438	Ps.	10,056	Ps.	7,737
Net period cost charged to profit or loss:
Current service cost	3,657		2,421		2,012
Interest cost on benefit obligation	1,000		701		537
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions	1,776		442		1,174
Payments made	(582)		(182)		(1,404)

Defined benefit obligation at December 31,	Ps.	19,289	Ps.	13,438	Ps.	10,056

The significant assumptions used in the computation of the seniority premium obligations are shown below:

	2017	2016	2015
Financial:
Discount rate	7.72%	7.78%	7.29%
Expected rate of salary increases	5.50%	5.50%	5.50%
Annual increase in minimum salary	4.00%	4.00%	4.00%

Biometric:
Mortality (1)	EMSSA 09	EMSSA 09	EMSSA 09
Disability (2)	IMSS-97	IMSS-97	IMSS-97

(1)	Mexican Experience of social security (EMSSA).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Accruals for short-term employee benefits at December 31, 2017 and 2016, respectively, are as follows:

	2017		2016
Employee profit-sharing (Note 15c)	Ps.	9,063	Ps.	10,695

The key management personnel of the Company include the members of the Board of Directors (Note 7).